Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.38%
California: 0.38%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (70 shares) 4.09%144Aø	$7,000,000	$7,000,000
Total closed-end fund obligations (Cost $7,000,000)		7,000,000

	Interest rate	Maturity date
Municipal obligations: 97.34%
Alabama: 2.40%
Airport revenue: 0.08%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	937,046
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	530,907
				1,467,953
Industrial development revenue: 0.50%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,189,006
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	989,477
				9,178,483
Utilities revenue: 1.82%
Black Belt Energy Gas District Project No. 4 Series A-1	4.00	6-1-2024	3,640,000	3,635,758
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,494,148
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,918,487
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,538,290
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2024	985,000	988,105
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	431,555
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	516,373
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	4,000,440
Southeast Energy Authority A Cooperative District Project No. 3 Series Aøø	5.50	1-1-2053	2,000,000	2,134,631
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,759,915
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199144Aø	3.94	4-1-2054	8,275,000	8,275,000
				33,692,702
				44,339,138
Alaska: 0.62%
Airport revenue: 0.21%
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,109,580
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	832,724
				3,942,304
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2024	$1,750,000	$1,754,272
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,326,699
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	394,426
				3,475,397
Miscellaneous revenue: 0.22%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,504,785
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,409,443
Alaska Municipal Bond Bank Authority Series 2	5.00	12-1-2027	535,000	557,350
Alaska Municipal Bond Bank Authority Series 2	5.00	12-1-2028	560,000	591,508
				4,063,086
				11,480,787
Arizona: 2.31%
Airport revenue: 0.17%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2024	1,000,000	1,002,275
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,066,914
				3,069,189
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	173,914
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	179,670
				353,584
GO revenue: 0.11%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2024	1,150,000	1,150,166
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	916,511
				2,066,677
Health revenue: 1.52%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.89	1-1-2046	4,000,000	3,950,411
Maricopa County IDA Banner Health Obligated Group Series A-3øø	5.00	1-1-2053	10,000,000	11,034,664
Maricopa County IDA Banner Health Obligated Group Series C (SIFMA Municipal Swap+0.57%)±	4.21	1-1-2035	4,235,000	4,229,586
Maricopa County IDA HonorHealth Obligated Group Series C (SIFMA Municipal Swap+0.80%)±	4.44	9-1-2048	9,000,000	8,992,143
				28,206,804
Industrial development revenue: 0.49%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	5,920,000	5,926,377
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.10	12-1-2035	3,175,000	3,173,363
				9,099,740
				42,795,994
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.13%
Health revenue: 0.08%
Batesville Public Facilities Board White River Health System Obligated Group	5.00%	6-1-2025	$1,385,000	$1,394,882
Tax revenue: 0.05%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	473,869
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	110,593
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	343,093
				927,555
				2,322,437
California: 1.97%
Airport revenue: 0.14%
City of Los Angeles Department of Airports Series D	5.00	5-15-2027	2,500,000	2,620,974
GO revenue: 0.27%
San Francisco Unified School District International Airport Series F&C	4.00	6-15-2031	4,995,000	4,996,733
Health revenue: 0.15%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	213,845
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	217,230
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	555,555
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	586,412
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	880,847
Washington Township Health Care District Series A	5.00	7-1-2024	200,000	200,152
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	201,965
				2,856,006
Miscellaneous revenue: 0.34%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-2øø	3.00	10-1-2047	1,000,000	988,936
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	3,047,954
Lassen Municipal Utility District COP	4.00	5-1-2024	400,000	399,825
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	414,812
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	436,289
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	453,014
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	475,265
				6,216,095
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,283,729
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.68%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.09%	4-1-2056	$2,750,000	$2,718,825
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.94	4-1-2056	10,000,000	9,792,496
				12,511,321
Utilities revenue: 0.32%
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	487,103
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	696,689
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,556,989
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2024	685,000	686,211
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	504,667
Long Beach Bond Finance Authority Series B (3 Month LIBOR+1.43%)±	5.16	11-15-2026	2,000,000	2,002,631
				5,934,290
				36,419,148
Colorado: 1.15%
Education revenue: 0.24%
University of Colorado Series Cøø	2.00	6-1-2054	2,000,000	1,980,561
University of Colorado Series C3Aøø	2.00	6-1-2051	2,500,000	2,427,545
				4,408,106
GO revenue: 0.11%
Grand River Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,146,830
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2024	550,000	550,880
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	402,608
				2,100,318
Health revenue: 0.25%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	938,055
Colorado Health Facilities Authority AdventHealth Obligated Group Series Cøø	5.00	11-15-2036	3,165,000	3,298,284
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	324,226
				4,560,565
Miscellaneous revenue: 0.35%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,456,982
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,050,860
				6,507,842
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	522,639
Transportation revenue: 0.14%
E-470 Public Highway Authority Series A	5.00	9-1-2024	450,000	452,344
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
E-470 Public Highway Authority Series A	5.00%	9-1-2025	$300,000	$307,044
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,824,380
				2,583,768
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00	12-1-2027	500,000	535,023
				21,218,261
Connecticut: 1.94%
Education revenue: 0.79%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2024	120,000	119,940
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	140,006
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	570,000	576,255
Connecticut State HEFA Yale University Series Aø	4.20	7-1-2042	7,000,000	7,000,000
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	4,990,413
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2024	250,000	251,218
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	405,999
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	601,925
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	514,142
				14,599,898
GO revenue: 0.17%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,362,165
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,008,471
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	735,182
				3,105,818
Health revenue: 0.67%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-1øø	5.00	7-1-2053	11,500,000	11,563,152
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	384,684
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	260,491
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	316,898
				12,525,225
Housing revenue: 0.05%
Connecticut HFA Series A4 (SIFMA Municipal Swap+0.30%)±	3.94	11-15-2050	900,000	897,993
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.26%
State of Connecticut Special Tax Revenue Series A	5.00%	5-1-2026	$1,200,000	$1,246,326
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,607,148
				4,853,474
				35,982,408
Delaware: 0.21%
Utilities revenue: 0.21%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	3,843,340
District of Columbia: 0.96%
Airport revenue: 0.53%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,446,612
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,223,101
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,055,479
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,074,482
				9,799,674
Housing revenue: 0.11%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,043,707
Water & sewer revenue: 0.32%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	6,000,000	5,913,206
				17,756,587
Florida: 3.48%
Airport revenue: 0.65%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2028	10,000,000	10,044,405
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,036,250
				12,080,655
Education revenue: 0.25%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2024	500,000	500,053
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,005,244
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,012,614
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	505,794
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	765,144
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	251,355
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00%	10-1-2027	$255,000	$257,763
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	274,355
				4,572,322
Health revenue: 0.12%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,397,197
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2024	145,000	144,298
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	177,806
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	181,280
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	208,861
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	192,509
				2,301,951
Miscellaneous revenue: 0.59%
School Board of Miami-Dade County Series A COPøø	5.00	5-1-2031	10,115,000	10,122,610
Village Community Development District No. 15 Series 2023 Phase I Special Assesment144A	4.25	5-1-2028	700,000	707,446
				10,830,056
Resource recovery revenue: 0.27%
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	5,000,000	5,010,937
Tax revenue: 0.33%
Leon County School District	4.00	9-1-2026	6,000,000	6,002,990
Transportation revenue: 0.27%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2024	300,000	301,947
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	761,643
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,008,790
				5,072,380
Utilities revenue: 0.05%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	875,511
Water & sewer revenue: 0.95%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	719,881
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,466,867
Tohopekaliga Water Authority144A	5.00	10-1-2025	14,160,000	14,543,671
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	417,177
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00%	10-1-2027	$200,000	$211,866
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	271,174
				17,630,636
				64,377,438
Georgia: 3.99%
Health revenue: 0.06%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,028,988
Housing revenue: 0.13%
Roswell Housing Authority Mayo Clinicø	3.48	9-1-2027	2,500,000	2,500,000
Industrial development revenue: 0.55%
Bartow-Cartersville Joint Development Authority Hanwha Q Cells USA, Inc. Series A AMT144Aø	4.15	8-1-2033	5,000,000	5,000,000
Savannah EDA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	989,476
Savannah EDA International Paper Co. Series B	1.90	8-1-2024	4,250,000	4,191,349
				10,180,825
Tax revenue: 0.16%
Metropolitan Atlanta Rapid Transit Authority Mesa Water District Series A	4.00	7-1-2024	2,995,000	2,995,962
Utilities revenue: 3.09%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,036,509
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,423,074
Development Authority of Burke County Georgia Power Co. Series REMK-05øø	3.80	10-1-2032	8,500,000	8,548,549
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,269,723
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,447,424
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	3,948,974
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,293,595
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,007,930
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,546,129
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	3,920,000	4,129,290
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,379,980
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,176,551
Main Street Natural Gas, Inc. Series B1øø	5.00	12-1-2054	2,000,000	2,146,960
Main Street Natural Gas, Inc. Series C	4.00	12-1-2026	1,100,000	1,088,695
Main Street Natural Gas, Inc. Series C	4.00	12-1-2027	1,215,000	1,199,501
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	5,500,000	5,351,441
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2027	300,000	317,114
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00%	7-1-2028	$300,000	$322,779
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2029	600,000	655,637
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	201,539
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	308,324
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	172,684
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2028	200,000	213,138
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,006,298
				57,191,838
				73,897,613
Guam: 0.32%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	540,000	547,401
Miscellaneous revenue: 0.09%
Territory of Guam Series F	5.00	1-1-2028	500,000	522,572
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,060,156
				1,582,728
Utilities revenue: 0.18%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,344,160
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Wastewater System Series B%%	5.00	7-1-2025	450,000	457,880
				5,932,169
Hawaii: 1.05%
GO revenue: 0.22%
City & County of Honolulu Series A	5.00	11-1-2024	1,000,000	1,008,880
City & County of Honolulu Series A	5.00	11-1-2025	3,000,000	3,088,505
				4,097,385
Housing revenue: 0.25%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,617,204
Miscellaneous revenue: 0.45%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2025	1,945,000	1,945,858
State of Hawaii Airports System Revenue AMT	5.25	8-1-2026	6,350,000	6,352,179
				8,298,037
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.13%
State of Hawaii Department of Budget & Finance Series A AMT	3.10%	5-1-2026	$3,000,000	$2,384,003
				19,396,629
Illinois: 10.06%
Airport revenue: 0.75%
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2030	3,755,000	4,054,190
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2031	4,000,000	4,369,872
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00	1-1-2029	175,000	191,031
Chicago Midway International Airport Series A AMT	5.00	1-1-2025	5,000,000	5,000,128
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	338,501
				13,953,722
Education revenue: 0.31%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	618,005
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	465,000	463,697
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	709,224
Illinois State University Series B (AGM Insured)	5.00	4-1-2024	415,000	415,000
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	828,225
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	787,976
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	415,352
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	526,461
Western Illinois University (BAM Insured)	4.00	4-1-2024	1,000,000	1,000,000
				5,763,940
GO revenue: 6.12%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2027	4,525,000	4,590,294
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,150,798
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,307,498
Chicago Board of Education Series B	5.00	12-1-2024	2,270,000	2,282,083
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,499,880
Chicago Board of Education Series C	5.00	12-1-2024	1,900,000	1,910,113
Chicago Board of Education Series D	5.00	12-1-2031	5,750,000	5,904,385
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,024,862
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,024,111
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,121,125
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,645,153
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,177,520
City of Chicago Series A	5.00	1-1-2029	340,000	364,880
City of Chicago Series A	5.25	1-1-2029	1,215,000	1,215,940
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,482,128
City of Geneva	4.00	2-1-2027	450,000	459,615
City of Geneva	4.00	2-1-2028	280,000	289,314
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00%	1-1-2025	$3,235,000	$3,137,296
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,078,928
County of Cook Series A	5.00	11-15-2025	1,200,000	1,228,415
County of Cook Series A	5.00	11-15-2026	1,950,000	2,034,840
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	641,060
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	508,153
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	984,035
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	825,815
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	612,682
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.69	11-25-2026	19,000,000	19,000,000
State of Illinois	5.00	5-1-2028	2,000,000	2,002,395
State of Illinois	5.00	4-1-2029	1,470,000	1,471,425
State of Illinois	5.25	2-1-2030	2,250,000	2,252,787
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,949,388
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,601,748
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	503,824
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	589,420
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	402,673
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	202,927
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	307,211
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,492,674
				113,277,395
Health revenue: 0.67%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	2,995,000	3,031,953
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	817,214
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,286,935
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.34	5-1-2042	2,250,000	2,208,257
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	506,809
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	616,559
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	444,880
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	452,576
				12,365,183
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.75%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88%	8-1-2027	$4,500,000	$4,413,460
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%)±	4.64	5-15-2050	7,500,000	7,498,373
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2025	2,000,000	1,972,417
				13,884,250
Miscellaneous revenue: 0.01%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	226,193
Tax revenue: 0.68%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,350,396
State of Illinois Sales Tax Revenue	5.00	6-15-2024	585,000	586,127
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,036,657
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	376,708
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	902,296
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,325,035
				12,577,219
Transportation revenue: 0.12%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,157,875
Utilities revenue: 0.21%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,964,442
Water & sewer revenue: 0.44%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,515,393
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,595,192
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,639,963
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	298,731
				8,049,279
				186,219,498
Indiana: 1.66%
Health revenue: 0.50%
Indiana Finance Authority Deaconess Health System Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	3.94	3-1-2039	5,305,000	5,152,449
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2024	3,000,000	3,021,983
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2024	1,000,000	1,007,328
				9,181,760
Housing revenue: 0.13%
Mishawaka RDA (BAM Insured)	5.00	2-15-2027	1,025,000	1,078,349
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	186,963
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	242,730
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	299,527
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	553,696
				2,361,265
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.51%
Indianapolis Local Public Improvement Bond Bank Series A	5.00%	6-1-2026	$3,000,000	$3,112,959
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,350,668
				9,463,627
Utilities revenue: 0.14%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,626,728
Water & sewer revenue: 0.38%
Terre Haute Sanitary District BAN	5.25	9-28-2028	7,000,000	7,006,630
				30,640,010
Iowa: 0.70%
Education revenue: 0.05%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2024	1,000,000	1,006,188
GO revenue: 0.10%
City of Indianola	3.00	6-1-2027	855,000	849,187
City of Indianola	4.00	6-1-2028	880,000	917,526
				1,766,713
Utilities revenue: 0.55%
PEFA, Inc.øø	5.00	9-1-2049	10,000,000	10,238,028
				13,010,929
Kansas: 0.60%
GO revenue: 0.43%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,006,755
City of Valley Center Series 1	4.38	12-1-2025	5,000,000	5,003,399
				8,010,154
Health revenue: 0.17%
City of Topeka Congregational Home Obligated Group Series B	5.13	12-1-2026	1,000,000	999,923
City of Wichita Presbyterian Manors Obligated Group	4.00	5-15-2024	1,015,000	1,012,775
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,045,797
				3,058,495
				11,068,649
Kentucky: 3.24%
Education revenue: 0.08%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	509,007
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	523,969
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	211,754
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	256,704
				1,501,434
Health revenue: 0.22%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	4,000,000	4,118,083
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.15%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70%	8-1-2027	$2,750,000	$2,704,460
Miscellaneous revenue: 0.30%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,130,000	1,137,018
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	1,000,000	1,015,548
Kentucky State University (BAM Insured)	5.00	11-1-2027	160,000	170,296
Kentucky State University (BAM Insured)	5.00	11-1-2028	200,000	217,070
Rural Water Financing Agency Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,995,766
				5,535,698
Utilities revenue: 2.38%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,287,343
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,500,000	9,535,574
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,470,078
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	21,085,000	21,075,512
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	7,500,000	6,780,838
				44,149,345
Water & sewer revenue: 0.11%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	2,015,277
				60,024,297
Louisiana: 1.57%
GO revenue: 0.08%
City of Shreveport	5.00	9-1-2027	1,420,000	1,427,397
Health revenue: 0.40%
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,428,902
Louisiana Public Facilities Authority Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,043,169
				7,472,071
Industrial development revenue: 0.78%
Parish of St. John the Baptist Marathon Oil Corp. Series A-2øø	2.10	6-1-2037	14,450,000	14,359,774
Miscellaneous revenue: 0.26%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	5,000,000	4,853,043
Water & sewer revenue: 0.05%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	886,595
				28,998,880
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.10%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019 A-1 (AGM Insured)	5.00%	12-1-2025	$425,000	$432,987
Health revenue: 0.07%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	515,634
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	822,885
				1,338,519
				1,771,506
Maryland: 1.23%
Health revenue: 0.20%
Maryland Health & Higher Educational Facilities Authority Doctors Hospital, Inc. Obligated Group Series A	5.00	7-1-2031	3,500,000	3,620,156
Housing revenue: 0.48%
Maryland Community Development Administration Series C	3.00	4-1-2024	5,000,000	5,000,000
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	3,970,393
				8,970,393
Transportation revenue: 0.33%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	6,000,000	6,154,153
Water & sewer revenue: 0.22%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3014144Aø	3.71	7-1-2030	4,000,000	4,000,000
				22,744,702
Massachusetts: 0.23%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	426,741
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	452,050
				878,791
Health revenue: 0.18%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.24	7-1-2049	2,600,000	2,590,797
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2026	300,000	310,304
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	431,499
				3,332,600
				4,211,391
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 2.79%
Education revenue: 0.07%
Lake Superior State University (AGM Insured)	4.00%	11-15-2026	$390,000	$395,835
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	415,252
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	417,949
				1,229,036
GO revenue: 0.03%
Clawson Public Schools (SBLF Insured)	4.00	5-1-2026	285,000	289,407
Clawson Public Schools (SBLF Insured)	4.00	5-1-2028	300,000	312,423
				601,830
Health revenue: 1.00%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,613,357
Michigan Finance Authority Corewell Health Obligated Group Series C (SIFMA Municipal Swap+0.75%)±	4.39	4-15-2047	10,500,000	10,411,611
Michigan Strategic Fund Holland Home Obligated Group	4.00	11-15-2024	580,000	575,749
				18,600,717
Industrial development revenue: 1.15%
Michigan Strategic Fund Consumers Energy Co. AMTøø	1.80	10-1-2049	19,500,000	19,230,128
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,998,115
				21,228,243
Utilities revenue: 0.54%
Michigan Strategic Fund DTE Electric Co. Series 2023-DTøø	3.88	6-1-2053	10,000,000	10,058,949
				51,718,775
Minnesota: 2.61%
Airport revenue: 0.06%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	1,100,000	1,107,332
GO revenue: 0.06%
State of Minnesota Series A	5.00	8-1-2030	1,155,000	1,159,994
Health revenue: 1.61%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,500,000	17,092,332
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,022,089
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,668,958
				29,783,379
Miscellaneous revenue: 0.02%
Duluth Independent School District No. 709 Series B	5.00	2-1-2025	375,000	379,581
See accompanying notes to portfolio of investments
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.86%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00%	1-1-2027	$400,000	$420,316
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	535,359
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.56	12-1-2052	15,000,000	14,907,024
				15,862,699
				48,292,985
Mississippi: 0.14%
Health revenue: 0.13%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	2,500,000	2,523,500
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	4.60	5-1-2028	120,000	120,000
				2,643,500
Missouri: 1.19%
Education revenue: 0.14%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,571,555
Housing revenue: 0.83%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,107,910
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,279,307
Missouri Public Utilities Commission	4.00	12-1-2024	10,000,000	9,990,075
				15,377,292
Miscellaneous revenue: 0.03%
County of Barry COP	5.00	10-1-2028	610,000	642,106
Utilities revenue: 0.19%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,458,345
				22,049,298
Montana: 0.18%
Health revenue: 0.18%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2024	375,000	376,359
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	331,250
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	526,352
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,155,096
				3,389,057
Nebraska: 0.86%
Airport revenue: 0.06%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,059,565
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.12%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.17%	7-1-2035	$2,205,000	$2,173,518
Health revenue: 0.18%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,296,385
Utilities revenue: 0.50%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,610,000	5,623,114
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,701,411
				9,324,525
				15,853,993
Nevada: 0.29%
GO revenue: 0.29%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,315,277
New Jersey: 2.15%
Airport revenue: 0.11%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2024	2,000,000	2,007,690
GO revenue: 1.03%
City of Newark Series B BAN	5.00	9-27-2024	4,657,000	4,669,804
City of Trenton BAN	6.00	5-31-2024	13,549,000	13,592,080
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	368,792
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	374,961
				19,005,637
Housing revenue: 0.45%
New Jersey EDA Motor Vehicle Surcharge Revenue Series DDD	5.00	6-15-2024	2,605,000	2,610,358
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.10	4-1-2024	2,170,000	2,170,000
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,438,995
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D	2.90	10-1-2025	1,200,000	1,177,192
				8,396,545
Miscellaneous revenue: 0.29%
New Jersey TTFA Series A	5.00	6-15-2024	5,290,000	5,300,917
Water & sewer revenue: 0.27%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	4,990,833
				39,701,622
New Mexico: 0.54%
Industrial development revenue: 0.54%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	9,982,655
See accompanying notes to portfolio of investments
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 9.72%
Airport revenue: 0.84%
Albany County Airport Authority Series B AMT	5.00%	12-15-2026	$1,070,000	$1,110,672
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,231,540
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	505,001
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	523,154
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	530,995
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	538,902
Port Authority of New York & New Jersey AMT	5.00	9-1-2026	7,150,000	7,186,707
				15,626,971
Education revenue: 0.35%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,087,227
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,000,000	933,985
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	1,030,000	1,014,955
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	607,062
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	859,897
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	975,874
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2026	400,000	414,260
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2027	510,000	537,802
				6,431,062
GO revenue: 1.04%
City of New York Series B4ø	4.45	10-1-2046	3,000,000	3,000,000
City of Poughkeepsie	4.00	4-15-2027	480,000	474,433
County of Suffolk Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,497,305
Hermon-DeKalb Central School District BAN	4.50	6-28-2024	5,020,000	5,025,696
Village of Ilion BAN	5.13	5-10-2024	2,000,000	2,000,441
Village of Lowville Series A BAN	4.63	8-22-2024	4,650,000	4,650,036
Village of Washingtonville BAN	7.25	10-4-2024	700,000	702,935
				19,350,846
Health revenue: 1.19%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	513,521
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	988,927
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.71	7-1-2048	9,925,000	9,925,000
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2024	$1,600,000	$1,598,177
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2025	3,000,000	2,995,736
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,012,606
New York State Dormitory Authority Northwell Health Obligated Group Series B2øø	5.00	5-1-2048	4,000,000	4,002,252
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,000,000	1,000,000
				22,036,219
Housing revenue: 0.69%
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	5,500,000	5,502,834
New York City Housing Development Corp. Series G-2	1.80	5-1-2024	400,000	399,268
New York City Housing Development Corp. Series G-2	1.85	11-1-2024	400,000	395,542
New York City Housing Development Corp. Series G-2	1.90	5-1-2025	515,000	505,952
New York City Housing Development Corp. Series G-2	1.95	11-1-2025	520,000	507,769
New York City Housing Development Corp. Series G-2	2.00	5-1-2026	535,000	510,338
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,174,657
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,253,210
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	457,219
				12,706,789
Industrial development revenue: 1.75%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2025	22,925,000	23,101,426
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2026	3,965,000	4,037,105
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2028	5,000,000	5,202,115
				32,340,646
Miscellaneous revenue: 1.17%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	3,500,000	3,497,841
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,103,241
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	6,000,000	5,550,899
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2024	1,000,000	1,001,606
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,419,642
				21,573,229
See accompanying notes to portfolio of investments
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.07%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2144Aøø	5.13%	9-1-2050	$1,200,000	$1,228,896
Tax revenue: 0.38%
New York City Transitional Finance Authority Future Tax Secured Revenue Series B4ø	4.55	8-1-2042	7,000,000	7,000,000
Transportation revenue: 1.62%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,544,083
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,641,968
Metropolitan Transportation Authority Series A2øø	5.00	11-15-2045	8,310,000	9,013,597
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	399,488
Metropolitan Transportation Authority Series C	5.00	11-15-2030	2,710,000	2,731,101
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,678,666
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,014,809
				30,023,712
Utilities revenue: 0.50%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,287,750
Long Island Power Authority Series Bøø	1.65	9-1-2049	6,000,000	5,926,598
				9,214,348
Water & sewer revenue: 0.12%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,325,587
				179,858,305
North Carolina: 0.82%
Health revenue: 0.19%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,437,536
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,214,206
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	247,034
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	298,252
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	308,876
				3,505,904
Housing revenue: 0.31%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,164,942
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	4,500,000	4,497,986
				5,662,928
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Aøø	2.00%	11-1-2033	$1,000,000	$989,477
Resource recovery revenue: 0.27%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.00	6-1-2038	5,000,000	4,996,067
				15,154,376
North Dakota: 0.51%
Health revenue: 0.51%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	381,839
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	440,060
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,147,274
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,567,314
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,815,892
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,550,597
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	220,669
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	362,449
				9,486,094
Ohio: 4.33%
GO revenue: 0.82%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,709,558
City of Delaware BAN	4.63	7-3-2024	3,550,000	3,553,992
City of Forest Park BAN	4.25	5-22-2024	3,444,000	3,445,981
City of Uhrichsville BAN	5.25	6-6-2024	895,000	896,940
City of Wooster	4.50	6-7-2024	2,750,000	2,753,356
Marion Local School District BAN	5.13	6-3-2024	815,000	816,671
				15,176,498
Health revenue: 1.45%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	503,280
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,493,901
County of Franklin Ohio Living Obligated Group	5.00	7-1-2031	2,000,000	2,021,733
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	662,534
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B4ø	4.40	1-1-2043	10,000,000	10,000,000
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	268,601
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,928,353
				26,878,402
Housing revenue: 0.60%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,033,485
See accompanying notes to portfolio of investments
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50%	7-1-2025	$3,550,000	$3,539,402
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,500,000	3,510,246
				11,083,133
Industrial development revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,604,046
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	178,276
Dayton City School District COP	3.00	12-1-2027	270,000	268,259
Dayton City School District COP	4.00	12-1-2028	230,000	237,955
				684,490
Resource recovery revenue: 0.64%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series Døø	1.90	5-1-2026	12,000,000	11,766,556
Tax revenue: 0.31%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,634,943
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,075,328
				5,710,271
Utilities revenue: 0.28%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	419,696
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	381,342
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2025	1,200,000	1,215,213
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,543,996
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,678,784
				5,239,031
				80,142,427
Oklahoma: 1.69%
GO revenue: 0.13%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,335,546
Health revenue: 0.30%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	600,030
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,789,389
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Comanche County Hospital Authority Colton Joint Unified School District	5.00%	7-1-2029	$500,000	$495,147
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,023,063
Oklahoma Development Finance Authority OU Medicine Obligated Group Series B	5.00	8-15-2024	600,000	598,206
				5,505,835
Housing revenue: 1.11%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,801,012
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,025,734
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	385,387
Oklahoma Capitol Improvement Authority Series A	5.00	7-1-2029	5,880,000	5,886,369
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	551,976
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	596,263
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2024	1,080,000	1,083,408
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	944,103
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,003,180
Wagoner County School Development Authority Independent School District No. 19	4.00	9-1-2025	1,255,000	1,262,435
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	479,675
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,539,406
				20,558,948
Miscellaneous revenue: 0.11%
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2024	720,000	720,000
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	713,058
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	712,169
				2,145,227
Tax revenue: 0.04%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	827,318
				31,372,874
Oregon: 0.40%
Airport revenue: 0.07%
Port of Portland Airport Revenue Series 2023-XM1101	5.00	7-1-2026	1,240,000	1,279,587
See accompanying notes to portfolio of investments
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.05%
Port of Morrow Series A	4.00%	6-1-2026	$345,000	$348,527
Port of Morrow Series A	4.00	6-1-2027	535,000	545,872
				894,399
Health revenue: 0.01%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	235,000	213,436
Industrial development revenue: 0.27%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,062,526
				7,449,948
Pennsylvania: 8.63%
Airport revenue: 0.95%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,071,800
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,100,294
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,204,674
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,485,648
City of Philadelphia Airport Revenue Series C AMT	5.00	7-1-2024	10,745,000	10,759,569
				17,621,985
Education revenue: 1.17%
Cumberland County Municipal Authority Messiah Collegeøø	3.15	5-1-2044	3,500,000	3,495,928
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	393,701
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	427,821
Lehigh County General Purpose Authority Muhlenberg College (SIFMA Municipal Swap+0.58%)±	4.22	11-1-2037	9,010,000	8,989,035
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	957,824
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	996,670
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,082,339
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,500,505
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	520,642
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2029	1,115,000	1,212,576
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2030	1,795,000	1,983,483
				21,560,524
GO revenue: 1.01%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,140,739
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	353,326
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	4,038,220
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	212,396
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	186,608
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	202,173
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Butler Area School District (AGM Insured)	5.00%	10-1-2024	$2,965,000	$2,984,577
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,808,360
Canon McMillan School District Series B (AGM Insured)	4.50	12-15-2028	2,000,000	2,002,097
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	204,481
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	201,277
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	208,011
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,350,624
School District of Philadelphia Series A	5.00	9-1-2024	800,000	803,510
				18,696,399
Health revenue: 1.42%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.34	11-15-2047	6,000,000	5,952,388
Berks County IDA Tower Health Obligated Group	5.00	11-1-2024	1,000,000	808,817
County of Lehigh Valley Health Network Obligated Group Series Bø	3.71	7-1-2049	550,000	550,000
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,304,944
Geisinger Authority Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,352,960
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series A	5.00	6-1-2027	2,085,000	2,088,022
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,131,985
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	479,360
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	571,032
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,018,016
				26,257,524
Housing revenue: 1.36%
Pennsylvania EDFA Bridges Finco LP	5.00	6-30-2024	4,500,000	4,501,727
Pennsylvania Housing Finance Agency Series 125A	2.38	10-1-2025	5,285,000	5,144,072
Pennsylvania Housing Finance Agency Series 128A	4.75	4-1-2033	3,510,000	3,501,823
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2024	265,000	266,294
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	224,569
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	247,144
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0540144Aø	3.68	4-1-2051	11,250,000	11,250,000
				25,135,629
Miscellaneous revenue: 1.21%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	499,013
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	610,579
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,332,075
School District of Philadelphia Series A	5.00	6-28-2024	16,945,000	16,981,101
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,057,409
				22,480,177
Resource recovery revenue: 0.54%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.30	6-1-2044	10,000,000	10,000,000
See accompanying notes to portfolio of investments
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2026	$500,000	$511,384
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	517,613
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	524,182
				1,553,179
Transportation revenue: 0.82%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	534,817
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	552,469
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.64	7-15-2041	8,500,000	8,503,699
Pennsylvania Turnpike Commission Series Bø	3.70	12-1-2043	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	308,816
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	367,912
				15,267,713
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	884,602
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	319,246
				1,203,848
				159,776,978
Rhode Island: 0.22%
GO revenue: 0.22%
City of East Providence East Cherry Creek Valley Water & Sanitation District	4.00	7-31-2024	4,000,000	4,002,880
South Carolina: 0.49%
GO revenue: 0.20%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,653,785
Utilities revenue: 0.29%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,515,000	4,569,734
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	415,125
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	443,584
				5,428,443
				9,082,228
Tennessee: 1.32%
Airport revenue: 0.25%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	707,545
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,063,222
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,890,711
				4,661,478
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.15%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00%	4-1-2029	$770,000	$800,713
Knox County Health Educational & Housing Facility Board University Health System Obligated Group	5.00	4-1-2024	1,000,000	1,000,000
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series B (AGM Insured)ø	4.65	6-1-2042	1,000,000	1,000,000
				2,800,713
Utilities revenue: 0.92%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	617,828
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	631,438
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	483,302
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,046,864
Tennergy Corp. Series A	5.50	12-1-2029	2,000,000	2,121,913
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,671,519
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,525,483
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,900,000	1,907,203
				17,005,550
				24,467,741
Texas: 10.87%
Airport revenue: 1.19%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,527,688
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,153,142
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,030,395
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,048,529
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,204,361
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,560,749
City of Houston Airport System Revenue Series B	5.00	7-1-2027	3,000,000	3,189,270
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,026,073
Dallas Fort Worth International Airport Series B	5.00	11-1-2026	2,850,000	2,987,216
Love Field Airport Modernization Corp. AMT	5.00	11-1-2026	3,250,000	3,350,164
				22,077,587
Education revenue: 0.89%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	355,500
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	296,545
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	364,083
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	516,036
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	313,026
See accompanying notes to portfolio of investments
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00%	8-15-2024	$3,125,000	$3,123,163
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	414,726
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.04	6-15-2056	10,000,000	10,000,000
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,028,507
				16,411,586
GO revenue: 2.17%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,822,772
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	298,985
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	325,786
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	390,752
Comal Independent School District	5.00	2-1-2025	2,790,000	2,827,062
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,620,499
Denton Independent School District Series Bøø	2.00	8-1-2044	4,070,000	4,043,903
Eanes Independent School District Series Bøø	1.75	8-1-2039	7,465,000	7,365,049
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,260,000	1,157,763
North East Independent School Districtøø	2.20	8-1-2049	4,800,000	4,765,184
North East Independent School Districtøø	3.60	8-1-2052	500,000	498,637
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	9,002,273
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.68	8-1-2053	1,025,000	1,025,000
				40,143,665
Health revenue: 2.33%
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Series Bø	4.15	11-15-2046	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,330,652
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2 (SIFMA Municipal Swap+0.57%)±	4.21	12-1-2049	11,000,000	10,976,156
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,115,609
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2024	1,305,000	1,304,003
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,451,268
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series Bø	4.54	10-1-2041	12,000,000	12,000,000
				43,177,688
Housing revenue: 0.43%
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	4,000,000	3,985,320
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9158144Aø	4.01%	3-1-2038	$2,000,000	$2,000,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,004,619
				7,989,939
Industrial development revenue: 0.48%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	7,081,687
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	760,691
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	486,419
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	520,224
				8,849,021
Miscellaneous revenue: 0.19%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2029	420,000	463,282
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,701,919
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	441,220
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	839,762
				3,446,183
Resource recovery revenue: 0.19%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,580,128
Tax revenue: 0.45%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	483,829
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	521,148
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	873,241
City of Dallas144Aøø	6.25	8-15-2053	3,500,000	3,536,330
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7	5.00	9-1-2025	2,805,000	2,859,166
				8,273,714
Transportation revenue: 0.21%
Central Texas Turnpike System Series C	5.00	8-15-2029	3,840,000	3,856,248
Utilities revenue: 1.67%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,040,759
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	5,000,000	5,000,797
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,122,374
See accompanying notes to portfolio of investments
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Lower Colorado River Authority (AGM Insured)	5.00%	5-15-2027	$1,385,000	$1,471,445
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,476,654
Texas Municipal Gas Acquisition & Supply Corp. II Series B (SIFMA Municipal Swap+0.55%)±	4.19	9-15-2027	6,310,000	6,176,578
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	936,985
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,574,462
				30,800,054
Water & sewer revenue: 0.67%
San Antonio Water System Series Aøø	2.63	5-1-2049	12,490,000	12,468,181
				201,073,994
Utah: 0.32%
Airport revenue: 0.30%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2024	2,000,000	2,002,910
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,647,634
				5,650,544
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	299,812
				5,950,356
Virginia: 1.16%
Airport revenue: 0.08%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,551,188
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	305,250
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	283,025
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	312,151
				900,426
Housing revenue: 0.49%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,119,362
Virginia Housing Development Authority Series E-1øø	3.85	1-1-2055	3,000,000	3,000,000
				9,119,362
Tax revenue: 0.05%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				1,005,882
Utilities revenue: 0.49%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	8,986,225
				21,563,083
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 1.51%
GO revenue: 0.51%
State of Washington	5.00%	6-1-2025	$1,000,000	$1,019,793
State of Washington	5.00	6-1-2026	1,570,000	1,633,461
State of Washington Series R	5.00	7-1-2024	4,465,000	4,482,710
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,305,679
				9,441,643
Health revenue: 0.86%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,716,043
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,036,528
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	2,500,000	2,501,336
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B2øø	5.00	8-1-2049	2,430,000	2,455,102
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	4,125,000	4,227,157
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	280,346
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	294,529
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	510,000	470,279
				15,981,320
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,059,065
King County Housing Authority	4.00	10-1-2027	300,000	304,531
Snohomish County Housing Authority	5.00	4-1-2025	500,000	506,099
Snohomish County Housing Authority	5.00	4-1-2026	730,000	750,450
				2,620,145
				28,043,108
West Virginia: 0.33%
GO revenue: 0.05%
Berkeley County Board of Education	2.00	5-1-2024	1,000,000	997,378
Resource recovery revenue: 0.28%
West Virginia EDA Kentucky Power Co. Series A AMTøø	4.70	4-1-2036	5,000,000	5,102,703
				6,100,081
Wisconsin: 4.16%
GO revenue: 0.04%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	749,890
Health revenue: 3.02%
PFA Samaritan Housing Foundation Obligated Group Series B2144A	2.25	6-1-2027	1,845,000	1,751,470
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	207,160
See accompanying notes to portfolio of investments
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
PFA Texas Biomedical Research Institute Series A	5.00%	6-1-2028	$225,000	$235,964
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Bø	4.45	4-1-2048	4,000,000	4,000,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	1,450,000	1,466,494
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,285,971
Wisconsin HEFA Ascension Health Credit Groupøø	5.00	11-15-2033	10,285,000	10,349,428
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,011,771
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,087,373
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	12,000,000	12,001,704
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,715,426
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,001,822
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2024	155,000	154,958
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	244,659
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	353,798
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	782,233
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	837,732
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	137,038
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	189,951
				55,814,952
Industrial development revenue: 0.07%
PFA Waste Management, Inc. Series A-2	2.88	5-1-2027	1,400,000	1,350,026
Miscellaneous revenue: 0.60%
City of Fort Atkinson Foothill-Eastern Transportation Corridor Agency Series A	5.00	12-1-2024	2,500,000	2,503,876
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	5,000,000	5,024,097
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,579,063
				11,107,036
Tax revenue: 0.19%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	3,360,000	3,471,442
Utilities revenue: 0.16%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,968,766
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.08%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00%	6-1-2026	$1,600,000	$1,518,890
				76,981,002
Wyoming: 0.19%
Health revenue: 0.19%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,492,128
Total municipal obligations (Cost $1,832,281,187)				1,801,396,576

	Yield
Short-term investments: 0.92%
Commercial paper: 0.76%
County of Mercer	3.55	5-2-2024	5,000,000	4,999,439
County of Mercer	3.60	5-1-2024	4,115,000	4,114,776
County of Mercer	3.75	6-4-2024	5,000,000	4,999,462
Total commercial paper (Cost $14,115,000)				14,113,677

			Shares
Investment companies: 0.16%
Allspring Government Money Market Fund Select Class♠∞##		5.25	2,889,755	2,889,755
Total short-term investments (Cost $17,004,755)				17,003,432
Total investments in securities (Cost $1,856,285,942)	98.64%			1,825,400,008
Other assets and liabilities, net	1.36			25,117,637
Total net assets	100.00%			$1,850,517,645

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$84,420,419	$(81,530,664)	$0	$0	$2,889,755	2,889,755	$44,705
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	5,498,777	369,167,384	(374,666,161)	0	0	0	0	282,627
				$0	$0	$2,889,755		$327,332
See accompanying notes to portfolio of investments
Allspring Short-Term Municipal Bond Fund | 35

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,000,000	$0	$7,000,000
Municipal obligations	0	1,801,396,576	0	1,801,396,576
Short-term investments
Commercial paper	0	14,113,677	0	14,113,677
Investment companies	2,889,755	0	0	2,889,755
Total assets	$2,889,755	$1,822,510,253	$0	$1,825,400,008
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
36 | Allspring Short-Term Municipal Bond Fund